Note 33 - Financial Instruments and Risk Management - Effect of Gold Prices on Derivative Financial Instruments (Details) - Put option derivative [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Increase by 5% of the gold price	$ 0	$ 0
Decrease by 5% of the gold price	4	22
Increase by 5% of the gold price	0	0
Decrease by 5% of the gold price	$ 4	$ 22